Loss on Sale and Write down of Vessels	12 Months Ended
Dec. 31, 2012
Loss on Sale and Write down of Vessels
19.	Loss on Sale and Write down of Vessels

In 2012, four of the Partnership’s conventional crude oil tankers were written down to their estimated fair value. In the second and fourth quarters of 2012, the Hamane Spirit and Torben Spirit, respectively, which were written down in 2011 and classified as held-for-sale as at December 31, 2011, were further written down to their estimated fair value upon sale. The Partnership also received a fee from Teekay Corporation of $14.7 million relating to the early termination of the time-charter contract associated with the Hamane Spirit, which is recorded in net income (loss) from discontinued operations. In the fourth quarter of 2012, the Luzon Spirit, which was written down in 2011, was further written down to its estimated fair value upon sale. In the fourth quarter of 2012, the Leyte Spirit, which was written down in 2011, was further written down to its estimated fair value and classified as held-for-sale as of December 31, 2012. In 2012, five of the Partnership’s shuttle tankers were written down to their estimated fair value. In the third quarter of 2012, a 1993-built shuttle tanker was written down to its estimated fair value due to a change in the operating plan for the vessel. In the third and fourth quarters of 2012, two shuttle tankers, which were written down in 2011, were further written down to their estimated fair value upon sale in 2012. In the fourth quarter of 2012, the 1992-built shuttle tanker, the Basker Spirit, which was written down in 2010, was further written down to its estimated fair value and classified as held-for-sale at December 31, 2012. In the fourth quarter of 2012, a 1992-built shuttle tanker was written down to its estimated fair value using discounted cash flows. The write-down was caused by the combination of the age of the vessel, the requirements of trading in the North Sea and Brazil and the weak tanker market. The estimated fair value for each of the other eight vessels written down in 2012 was determined using an appraised value.

In 2011, five of the Partnership’s conventional crude oil tankers were written down to their estimated fair value. In August 2011, the charter contract of the Scotia Spirit was terminated and the vessel was sold. Prior to the sale, the vessel was classified as held-for-sale. In the third quarter of 2011, the Partnership wrote-down two conventional tankers, the Luzon Spirit and Leyte Spirit, due to the expiration of their time-charter contracts in December 2011 and the expectation that the vessels would be temporarily laid-up during 2012. In the fourth quarter of 2011, the Partnership decided to sell the Hamane Spirit and the Torben Spirit and to terminate their existing charter contracts concurrently with the sale. These vessels were classified as held-for-sale at December 31, 2011 and ultimately sold in 2012. The impairments for the five conventional crude oil tankers were the result of a weak tanker market, which has largely been caused by an over-supply of vessels relative to demand and a general decline in the future outlook for conventional tanker shipping. In 2011, three of the Partnership’s older shuttle tankers were written down to their estimated fair value. The write-down was caused by the combination of the age of the vessels, the requirements of trading in the North Sea and Brazil and the weak tanker market. In 2011, two of the Partnership’s FSO units, were written down to their estimated fair value. The Karratha Spirit was sold and the Navion Saga was written down due to escalating dry-dock costs and increased operating costs. The estimated fair value of the Navion Saga was determined using discounted cash flows. The estimated fair value for each of the other nine vessels written down in 2011 was determined using an appraised value.

In 2010, a 1992-built shuttle tanker, the Basker Spirit, was written down to its estimated fair value, using an appraised value, in conjunction with the termination of the charter contract for this vessel that was effective in early-2011.

See Note 5 – Segment Reporting for the total write down of vessels and total loss on sale of vessels by segment for 2012, 2011 and 2010.

The operations of the Scotia Spirit, Hamane Spirit, Torben Spirit, Luzon Spirit and Leyte Spirit prior to December 31, 2012 were reported within the conventional tanker segment. The following table summarizes the net income (loss) from discontinued operations for the periods presented in the consolidated statements of income (loss):

	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,
	2012	2011	2010
	$	$	$
REVENUES	38,057	75,560	59,883

OPERATING EXPENSES
Voyage expenses	10,573	19,075	11,593
Vessel operating expenses	6,556	12,212	13,315
Depreciation and amortization	1,248	11,227	15,480
General and administrative	1,954	2,023	2,022
Write down of vessels	1,693	54,069	—
Loss on sale of vessels	5,982	—	—

Total operating expenses	28,006	98,606	42,410

Income from vessel operations	10,051	(23,046)	17,473

OTHER ITEMS
Interest expense	(531)	(681)	(835)
Foreign currency exchange loss	—	—	(30)
Other income - net	30	(76)	—

Total other items	(501)	(757)	(865)

Net income (loss) from discontinued operations	9,550	(23,803)	16,608